Schedule of Investments (unaudited)	iShares® Short Treasury Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations
U.S. Government Obligations — 90.3%
U.S. Treasury Bill
0.00%, 09/05/23(a)(b)	$419,662	$414,034,425
0.00%, 09/12/23(a)(b)	211,012	207,949,782
0.00%, 09/19/23(b)	654,467	644,085,746
0.00%, 11/16/23(b)	381,492	372,192,235
0.00%, 11/24/23(b)	199,350	194,277,435
0.00%, 04/18/24(b)	627,381	599,610,065
0.03%, 07/13/23(c)	1,000	994,073
0.05%, 06/06/23(c)	16,541	16,529,193
0.05%, 06/08/23(c)	494,898	494,397,685
0.05%, 06/13/23(c)	726,763	725,505,594
0.05%, 06/15/23(c)	908,041	906,230,339
0.05%, 07/06/23(a)(c)	974,791	970,198,345
0.05%, 07/11/23(a)(c)	432,095	429,701,474
0.05%, 07/27/23(a)(c)	587,546	582,812,295
0.05%, 08/03/23(c)	510,811	506,213,820
0.05%, 08/17/23(a)(c)	558,818	552,740,755
0.05%, 08/24/23(c)	523,713	517,415,018
0.05%, 08/31/23(a)(c)	414,652	409,145,752
0.05%, 09/07/23(a)(c)	494,898	488,097,868
0.05%, 09/14/23(a)(c)	203,903	200,879,956
0.05%, 10/05/23(c)	1,002,533	984,287,096
0.05%, 10/19/23(c)	501,184	491,005,485
0.05%, 10/26/23(c)	85,483	83,645,127
0.05%, 11/02/23(a)(c)	1,024,356	1,001,575,245
0.05%, 11/30/23(a)(c)	321,070	312,578,703
0.05%, 12/28/23(a)(c)	427,950	416,657,024
0.05%, 01/25/24(a)(c)	506,706	490,722,454
0.05%, 02/22/24(a)(c)	211,012	203,428,514
0.05%, 03/21/24(c)	630,643	605,208,961
0.06%, 07/05/23(a)(c)	628,651	625,777,566
U.S. Treasury Note/Bond
0.13%, 06/30/23	10	9,959
0.13%, 07/15/23(a)	527,655	524,228,978
0.13%, 07/31/23	5,676	5,627,259
0.13%, 08/15/23	282,180	279,171,304

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
0.13%, 08/31/23	$1,266,960	$1,250,380,440
0.13%, 10/15/23	25,076	24,592,699
0.13%, 02/15/24	164,385	158,470,800
0.25%, 06/15/23	1,610	1,606,870
0.25%, 09/30/23	65,588	64,484,158
0.75%, 12/31/23	47,464	46,222,168
1.38%, 06/30/23(a)	305,898	304,949,640
1.50%, 02/29/24	184,811	179,721,673
2.13%, 02/29/24	211,133	206,242,498
2.50%, 08/15/23	4,881	4,851,639
2.75%, 07/31/23	69,785	69,489,971
2.75%, 08/31/23(a)	53,989	53,647,351
2.88%, 09/30/23(a)	97,017	96,243,499
		17,717,838,936
Total Long-Term Investments — 90.3%
(Cost: $17,745,783,501)		17,717,838,936

Short-Term Securities

Money Market Funds — 38.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(d)(e)(f)	7,547,030	7,547,030,486

Total Short-Term Securities — 38.4%
(Cost: $7,547,030,486)		7,547,030,486

Total Investments — 128.7%
(Cost: $25,292,813,987)		25,264,869,422

Liabilities in Excess of Other Assets — (28.7)%		(5,630,628,637)

Net Assets — 100.0%		$19,634,240,785

(a)	All or a portion of this security is on loan.
(b)	Zero-coupon bond.
(c)	Rates are discount rates or a range of discount rates as of period end.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$4,407,803,970	$3,139,226,516	(a)	$—	$—	$—	$7,547,030,486	7,547,030	$20,708,827	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Short Treasury Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$17,717,838,936	$—	$17,717,838,936
Short-Term Securities
Money Market Funds	7,547,030,486	—	—	7,547,030,486
	$7,547,030,486	$17,717,838,936	$—	$25,264,869,422

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